Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total amount of financial assets	€ 9,464	€ 4,431
Liquidity account, cash balance	€ 534	€ 513
Number of shares recorded as deduction from equity (in shares)	138,691,000	137,012,000
Genoscience Pharma
Disclosure of financial assets [line items]
Subscription of new ordinary shares		€ 3,133